Related Party Transactions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
In October 2020, the Company issued an aggregate of 3,867,500 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend and, as a result, the Sponsor held 4,535,000 Founder Shares. As a result of the underwriters’ election to only partially exercise their over-allotment option, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding.
In connection with the execution of the Merger Agreement, the Sponsor entered into a sponsor support agreement, dated as of May 26, 2021 (the “Sponsor Support Agreement”) with the Company and eFFECTOR, pursuant to which to which the Sponsor agreed to vote all of its shares of the Company’s common stock in favor of the Merger and that it would not sell, assign or otherwise transfer any of its shares of the Company’s common stock
, subject to certain exceptions as permitted under the Sponsor Support Agreement.
In connection with the execution of the Merger Agreement, the Sponsor also entered into a sponsor lock-up agreement, which shall become effective as of the Effective Time (the “Sponsor Lock-up Agreement”), with the Company, pursuant to which, subject to certain limited exceptions, the Sponsor has agreed not to transfer any of its shares of the Company’s common stock during the period beginning on the date of the Closing (the “Closing Date”) and ending on the earlier of (x) 270 days after the Closing Date, (y) the date on which the price of the Company’s common stock equals or exceeds $12.00 for any 20 trading days within any 30 trading day period following the 90th day after the Closing Date, and (z) a Change of Control (as defined in the Sponsor Lock-up Agreement). The transfer restrictions set forth in the Sponsor Support Agreement and the Sponsor Lock-up Agreement supersede and replace the transfer restrictions set forth in that certain letter agreement, dated January 7, 2021, between the Company, the Sponsor and the directors and officers of the Company.
Administrative Services Agreement
The Company entered into an agreement, commencing on January 12, 2021 through the earlier of the consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor $10,000 per month for office space, administrative and shared personnel support services. For the three months ended March 31, 2021, the Company incurred $15,015, of which such amount is included in accounts payable and accrued expenses in the accompanying March 31, 2021 condensed balance sheet.
Promissory Note — Related Party
On October 6, 2020, as amended on December 7, 2020, the Company issued a promissory note to the Sponsor, pursuant to which the Sponsor agreed to loan the Company up to aggregate of $300,000 to be used for the payment of costs related to the IPO (the “Promissory Note”). The Promissory Note was
no
n
-interest
bearing,
unsecured and due on the earlier of (i) March 31, 2021 or (ii) the consummation of the IPO. As of March 31, 2021 and December 31, 2020, there was
$0 and $60,375
outstanding under the Promissory Note, respectively. The Company overpaid the outstanding balance under the Promissory Note upon the closing of the IPO on January 1
9
, 2021. The overpayment resulted in an immaterial balance due from the Sponsor.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”), which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into units at a price of $10.00 per unit at the option of the holder. The units would be identical to the Placement Units. As of March 31, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares
In October 2020, the Company issued an aggregate of 3,867,500 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend and, as a result, the Sponsor held 4,535,000 Founder Shares. Due to the underwriter’s partial exercise of the over-allotment on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock dividend.
The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 25% of such shares, upon consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination and (iv) with respect to 25% of such shares, when the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a
30-trading
day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on January 12, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor $10,000 per month for office space, administrative and shared personnel support services.
Promissory Note — Related Party
On October 6, 2020, as amended on December 7, 2020, the Company issued a promissory note to the Sponsor, pursuant to which the Sponsor agreed to loan the Company up to aggregate of $300,000 to be used for the payment of costs related to the Initial Public Offering (the “Promissory Note”). The Promissory Note is
non-interest bearing,
unsecured and due on the earlier of March 31, 2021 or the completion of the Initial Public Offering. As of December 31, 2020, there was a balance of $60,375 outstanding under the Promissory Note, which was paid in full on January 19, 2021.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”), which will be repaid only upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Working Capital Loans; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. Up to $1,500,000 of the Working Capital Loans may be converted into units at a price of $10.00 per unit at the option of the holder. The units would be identical to the Placement Units. As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.